MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

The annual fund operating expenses are based on expenses reported during the fund's most recently completed fiscal year and a weighted average of the total annual operating expenses (as reported in each underlying fund's most recent shareholder report) of, and the fee charged by (if any), the underlying funds in which the fund invested during the fund's most recently completed fiscal year, expressed as a percentage of the fund's average net assets during the period.
They have been adjusted to reflect certain current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 10 of the fund's prospectus and "Waivers of Sales Charges" on page 29 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Lifetime 2050 Fund	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B

C

I

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Lifetime 2050 Fund		A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

R1

R2

R3

R4

Management Fee		none	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses		4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%
Acquired (Underlying) Fund Fees and Expenses		0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Total Annual Fund Operating Expenses		6.17%	6.92%	6.92%	5.92%	6.92%	6.42%	6.17%	5.92%
Fee Reductions and/or Expense Reimbursements	[1]	(4.99%)	(4.99%)	(4.99%)	(4.99%)	(4.99%)	(4.99%)	(4.99%)	(4.99%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.18%	1.93%	1.93%	0.93%	1.93%	1.43%	1.18%	0.93%
[1]	MFS agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that "Other Expenses" do not exceed 0.00% of the fund's average daily net assets annually for each class of shares. This agreement will continue until at least August 31, 2012, after which MFS may increase such expense limitation to 0.10% of the fund's average daily net assets annually for each class of shares without a vote of the fund's Board of Trustees. Any increase above 0.10% would require a vote of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Lifetime 2050 Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		688	1,881	3,046	5,843
B
Class B Shares assuming redemption at end of period
		596	1,894	3,140	5,961
C
Class C Shares assuming redemption at end of period
		296	1,594	2,940	6,085
I
Class I Shares
		94	1,315	2,513	5,414
R1
Class R1 Shares
		196	1,594	2,940	6,085
R2
Class R2 Shares
		145	1,456	2,730	5,759
R3
Class R3 Shares
		120	1,386	2,622	5,589
R4
Class R4 Shares
		94	1,315	2,513	5,414

Expense Example, No Redemption MFS Lifetime 2050 Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		196	1,594	2,940	5,961
C
Class C Shares assuming no redemption at end of period
		196	1,594	2,940	6,085

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
The fund is designed to provide diversification among different asset classes by investing the majority of its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected following a two-stage asset allocation process. The first stage is a strategic asset allocation to establish the percentage of the fund's assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS (Massachusetts Financial Services Company, the fund's investment adviser) believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of August 28, 2011, the fund's target allocation among asset classes and the underlying funds was:

Bond Funds:                             5%
MFS Inflation-Adjusted Bond Fund        3%
MFS Research Bond Fund                  3%
Specialty Funds:                       10%
MFS Commodity Strategy Fund             5%
MFS Global Real Estate Fund             5%
International Stock Funds:             28%
MFS Emerging Markets Equity Fund        2%
MFS International Growth Fund           7%
MFS International New Discovery Fund    4%
MFS International Value Fund            7%
MFS Research International Fund         8%
U.S. Stock Funds:                      57%
MFS Growth Fund                        12%
MFS Mid Cap Growth Fund                10%
MFS Mid Cap Value Fund                 10%
MFS New Discovery Fund                  3%
MFS New Discovery Value Fund            3%
MFS Research Fund                       8%
MFS Value Fund                         12%

* The target asset class and underlying fund allocations presented in the table are rounded.

The asset class allocations, as well as the underlying funds and their target weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund's name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and allocation. The asset allocation strategy will become increasingly conservative over time.

Upon reaching its stated target year, the fund's allocation strategy will be aligned with the allocation strategy of the MFS Lifetime Retirement Income
Fund.  It is expected that the fund will be combined with the MFS Lifetime
Retirement Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of the MFS Lifetime Retirement
Income Fund.  The chart below illustrates how the asset allocation strategy of the fund will change over time.

                                    ASSET CLASS WEIGHTS FOR TARGET DATE FUNDS

71%Bond Funds
4% Specialty Funds
5% International Stock Funds
20% U.S. Stock Funds

U.S. Stock Funds           Years Before Target Date                         Target Date       Years After Target Date
                      45       40      35     30     25     20    15     10     5             0              5     10
Asset class weight %  57%      57%     57%    57%    57%   54.5%  52%    41%   28%           20%            20%      20%

International Stock Funds            Years Before Target Date                              Target Date       Years After Target Date

                      45       40      35     30     25     20    15    10     5              0             5     10
Asset class weight %  28%      28%     28%    28%    28%    24%  20%   13%     8%             5%             5%       5%

Specialty Funds                      Years Before Target Date                              Target Date       Years After Target Date
                      45       40      35     30     25     20    15    10     5              0             5     10
Asset class weight%   10%      10%     10%    10%    10%     9%    8%    6%    4%              4%                  4%       4%

Bond Funds                           Years Before Target Date                              Target Date       Years After Target Date
                      45       40      35     30     25     20    15    10     5              0             5     10
Asset class weight%    5%       5%      5%     5%     5%   12.5%  20%   40%   60%            71%                 71%       71%

Investments for the underlying funds are selected primarily based on fundamental analysis of issuers. Quantitative analysis may also be considered.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target date.  There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusting Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Commodity Risk:  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity may be affected by demand/supply imbalances in the market for the commodity.

Real Estate-Related Investment Risk:  The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile, less liquid, and have more limited financial resources than securities of larger issuers.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Investment Selection and Allocation Risk:  MFS' analysis of an investment and its assessment of the mix of general risk and return characteristics of asset classes and underlying funds can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or funds that invest in similar asset classes.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.